Components of Income Before Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	$ 278,850	$ 202,716	$ 120,865
Ireland
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	184,643	143,889	80,914
United States
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	15,436	6,966	16,218
Other
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	$ 78,771	$ 51,861	$ 23,733